Fair Value Instruments - Summary of Provisional Fair Value of Contingent Liability for Earn-out Consideration at Net Present Value by Level of Hierarchy (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities: Contingent consideration	$ 2.3